Aug. 28, 2015
COMSTOCK FUNDS, INC. (the “Company”)

COMSTOCK CAPITAL VALUE FUND (the “Fund”)

Supplement dated May 23, 2016, to the Fund’s Prospectus for Class AAA Shares dated August 28, 2015

On May 17, 2016, the Fund’s Board of Directors approved the renaming of Class R shares to Class I shares. Effective May 23, 2016, the following changes to the prospectus for the Class AAA shares should be noted.